7. Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Broker Warrants	Consultant Warrants	Warrants with Convertible Notes*	Private Placement Common Share Issuance Warrants	Total
As at December 31, 2015	271,742	380,000	-	-	651,742
RTO adjustment**	53,507	74,860	-	-	128,367
After RTO	325,249	454,860	-	-	780,109
Less: Exercised	-	(131,365)	-	-	(131,365)
Less: Expired	-	(245,695)	-	-	(245,695)
Add: Issued	-	622,500	-	-	622,500
As at December 31, 2016	325,249	700,300	-	-	1,025,549
Less: Expired/cancelled	-	(50,000)	-	-	-
Add: Issued	55,433	255,750	-	390,744	701,927
As at March 31, 2017	380,682	906,050	-	390,744	1,677,476
Exercise Price	$ 0.75-$3.00	$ 0.84-$3.00	$ 2.00	$ 3.00
Expiration Date	September 2017 to March 2022	October 2017 to March 2020	March 2021 to November 2021	March 2020